Summary of employee share and options plan (Details)	6 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Other reserve at beginning | $	$ 11,033,279
Issue of performance rights | $	227,208	$ 499,875
Other reserve at end | $	11,267,565
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Other reserve at beginning | $	10,314,324
Issue of performance rights | $	227,208
Reversal of forfeited/lapsed performance rights | $
Performance rights exercised | $
Reversal of forfeited/lapsed options | $
Other reserve at end | $	$ 10,541,532
Performance rights [member]
IfrsStatementLineItems [Line Items]
Performance rights, options and warrants, beginning balance, beginning balance	203,937,500
Issue of performance rights	83,937,500
Issue of performance rights	(83,937,500)
Reversal of forfeited/lapsed performance rights	(15,000,000)
Performance rights exercised	(7,875,000)
Reversal of forfeited/lapsed
Performance rights, options and warrants, ending balance	265,000,000
Options and warrants [member]
IfrsStatementLineItems [Line Items]
Performance rights, options and warrants, beginning balance, beginning balance	1,000,932,828
Issue of performance rights
Issue of performance rights
Reversal of forfeited/lapsed performance rights
Performance rights exercised
Reversal of forfeited/lapsed	(22,000,000)
Performance rights, options and warrants, ending balance	978,932,828